Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Summary of cash and cash equivalents balance

	As of December 31,
	2023	2024
	RMB	RMB
Short‑term bank deposits with initial terms within three months	155,819	337,855
Cash at bank	2,234,479	5,255,637
Cash and cash equivalents	2,390,298	5,593,492